Income Taxes (Summary of tax net operating loss carryforwards) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 320,250
Federal | 2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	34,958
Federal | 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	29,614
Federal | 2022
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,081
Federal | 2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,968
Federal | 2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	722
Federal | 2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	737
Federal | 2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	150
Federal | 2027
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,010
Federal | 2028
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	39,879
Federal | 2029
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	48,370
Federal | 2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	110,933
Federal | 2033
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5,031
Federal | 2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	30,797
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	312,501
State | 2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	34,301
State | 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	28,987
State | 2022
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,788
State | 2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,903
State | 2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
State | 2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
State | 2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
State | 2027
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
State | 2028
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	39,715
State | 2029
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	47,558
State | 2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	109,376
State | 2033
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,927
State | 2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 29,946